Convertible Promissory Note Payable - Summary of Convertible Promissory Note Payable (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Convertible Promissory Note Payable [Line Items]
Beginning balance	¥ 10,669,498
Beginning balance	10,669,498
Interest paid	(1,213,186)	¥ (867,715)	¥ (1,151,421)
Ending balance	5,164,139	10,669,498
Ending balance	5,164,139	10,669,498
Convertible Promissory Note Payable [member] | Liability [Member]
Disclosure of Convertible Promissory Note Payable [Line Items]
Beginning balance	10,669,498	10,117,188	10,014,377
Interest accrued at effective interest rate	1,045,611	893,001	883,759
Interest paid	(115,879)	(100,937)	(92,981)
Redemption And Extension Of Convertible Promissory Notes	(7,444,513)
Exchange differences	1,009,422	(239,754)	(687,967)
Ending balance	5,164,139	10,669,498	10,117,188
Convertible Promissory Note Payable [member] | Equity [member]
Disclosure of Convertible Promissory Note Payable [Line Items]
Beginning balance	5,744,955	5,744,955	5,744,955
Redemption And Extension Of Convertible Promissory Notes	(5,584,770)
Ending balance	¥ 160,185	¥ 5,744,955	¥ 5,744,955